Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38278
Entity Registrant Name	Jianpu Technology Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	21/F Internet Finance Center,
Entity Address, Address Line Two	Danling Street,
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Title of 12(b) Security	American depositary shares, eachrepresenting 20 Class A ordinary sharesClass A ordinary shares, par valueUS$0.0001 per share*
Trading Symbol	JT
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001713923
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	21/F Internet Finance Center
Entity Address, Address Line Two	Danling Street,
Entity Address, City or Town	Beijing
Entity Address, Country	CN
City Area Code	10
Local Phone Number	8302-3688
Contact Personnel Name	Yilü (Oscar) Chen
Contact Personnel Email Address	ir@rong360.com
Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	423,677,480
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	327,205,685
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	96,471,795